Compensation and benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits [Abstract]
Wages and salaries	$ 845.6	$ 680.0	$ 382.5
Share-based payment expense	29.6	20.3	16.7
Employer’s national insurance contributions and similar taxes	60.0	43.2	26.7
Short-term monetary benefits	17.9	15.6	7.3
Defined contribution pension cost	11.8	8.9	3.8
Apprenticeship levy	0.8	0.7	0.4
Redundancy payments	5.4	1.6	1.2
Total staff costs	971.1	770.3	$ 438.6
Benefits payable	$ 1.6	$ 1.6